Other current assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other current assets

Note   10.               Other current assets

Other current assets consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Value-Added Tax Receivable	224	188
Advanced payment to suppliers	1,025	220
Deposits, current	3	5
Other current assets	—	1
Total other current assets	1,252	414

Note 10.       Other current assets

Other current assets consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Value-Added Tax Receivable	188	575
Advanced payment to suppliers	220	43
Deposits, current	5	5
Other current assets	1	4
Total other current assets	414	627

SEALS Corp
Other current assets

11.          Other current assets

Other current assets consisted of the following:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Value-Added Tax Receivable	315	224
Advanced payment to suppliers	454	1,025
Deposits, current	4	3
Total other current assets	773	1,252